INCOME TAX - DEFERRED TAX (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Net operating loss carryforward	$ 6,802	$ 210
Startup/Organization Expenses	111,312
Total deferred tax asset	118,114	210
Valuation allowance	(118,114)	(210)
Operating Loss Carryforwards	$ 31,391	$ 1,000